Investments and Fair Value of Financial Instruments - Schedule of Investments at Fair Value (Details) (10-K) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments in and Advances to Affiliates [Line Items]
Investments at Fair Value	$ 1,731	$ 3,470	$ 7,840
Warrants [Member]
Investments in and Advances to Affiliates [Line Items]
Investments at Fair Value	1,731	3,470	7,840
Government Bond [Member]
Investments in and Advances to Affiliates [Line Items]
Investments at Fair Value	58,568	74,485
Fair Value, Inputs, Level 1 [Member] | Warrants [Member]
Investments in and Advances to Affiliates [Line Items]
Investments at Fair Value
Fair Value, Inputs, Level 1 [Member] | Government Bond [Member]
Investments in and Advances to Affiliates [Line Items]
Investments at Fair Value	58,568	74,485
Fair Value, Inputs, Level 2 [Member] | Warrants [Member]
Investments in and Advances to Affiliates [Line Items]
Investments at Fair Value
Fair Value, Inputs, Level 2 [Member] | Government Bond [Member]
Investments in and Advances to Affiliates [Line Items]
Investments at Fair Value
Fair Value, Inputs, Level 3 [Member] | Warrants [Member]
Investments in and Advances to Affiliates [Line Items]
Investments at Fair Value	1,731	3,470	$ 7,840
Fair Value, Inputs, Level 3 [Member] | Government Bond [Member]
Investments in and Advances to Affiliates [Line Items]
Investments at Fair Value